Equity Incentive Schemes and Stock Compensation Charges - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 25, 2024	May 16, 2019	Feb. 14, 2017	May 11, 2015	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	May 18, 2020	May 31, 2018	Feb. 13, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding (in years)					3 years 10 months 24 days	3 years 10 months 28 days	4 years 5 months 1 day
Exercisable - weighted average remaining contractual life (in years)					3 years 4 months 24 days	3 years 21 days	3 years 10 months 20 days
Options outstanding, intrinsic value					$ 16,100
Options exercisable, intrinsic value					16,100
Options exercised during period, intrinsic value					5,700	$ 57,400	$ 80,400
Stock compensation expense					102,041	45,870	55,667
Unrecognized share-based compensation cost					$ 128,200
Unrecognized share-based compensation cost, period of recognition (in years)					1 year 10 months 2 days
Income tax benefit related to stock compensation					$ 10,100	23,400	20,000
Cash tax benefit related to stock options exercised					$ 300	10,100	10,900
The 2020 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									2,500,000
The 2018 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)										2,000,000.0
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000								1,000,000.0
Limit of shares issued or to be issued pursuant to options granted (in shares)			1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (in percent)			100.00%
Employee Stock Option | Award Date, Prior to 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares expiration period (in years)					8 years
Employee Stock Option | Award Date, Prior to 2018 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)					4 years
Employee Stock Option | Award Date, Prior to 2018 | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)					5 years
Employee Stock Option | Award Date, 2018 | Outside Director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)								12 months
Shares expiration period (in years)								8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,600,000
Additional number of ordinary shares which have been reserved for issuance (in shares)	2,500,000			2,500,000
2019 Consultants RSU Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		250,000
2019 Consultants RSU Plan | Outside Director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)		12 months
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested					$ 49,600	26,900	35,400
Fair value of stock units granted					159,400	81,000	67,600
Restricted Stock Units (RSUs) | Within Next Twelve Months
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units granted					$ 74,000	$ 1,500	$ 1,500
Restricted Stock Units (RSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)					$ 185.18	$ 174.96	$ 159.33
Restricted Stock Units (RSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)					$ 325.51	$ 265.96	$ 265.96
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested					$ 2,100	$ 1,800	$ 7,500
Performance Share Unit (PSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)					$ 216.10	$ 174.96	$ 159.33
Performance Share Unit (PSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)					$ 231.68	$ 231.08	$ 166.51
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)					41,602